PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2018
Disclosure of other provisions [line items]
Additional provisions	€ 43,561
Provision for estimate of future costs	165,572		€ 182,539
Cost of sales | Takata Airbag Inflators
Disclosure of other provisions [line items]
Additional provisions		€ 36,994
Provision for estimate of future costs	€ 15,519		€ 24,513